INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	03.31.25		12.31.24
Company	Direct and Indirect Holding	Interest	Direct and Indirect Holding	Interest
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	100%	668,549,353	100%
Banco GGAL S.A.	1,244,048,856	100%	1,244,048,856	100%
Galicia Asset Management S.A.U.	20,000	100%	20,000	100%
Galicia Broker Asesores de Seguros S.A.	71,310	100%	71,310	100%
Galicia Capital US LLC	1,000	100%	1,000	100%
Galicia Holdings US Inc.	1,000	100%	1,000	100%
Galicia Investments LLC	100	100%	100	100%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	100%	27,727,278	100%
Galicia Securities S.A.U.	95,392,000	100%	95,392,000	100%
Galicia Seguros S.A.U.	846,328,042	100%	1,830,887	100%
Galicia Ventures LP	1,000	100%	1,000	100%
Galicia Warrants S.A.	1,000,000	100%	1,000,000	100%
GGAL Asset Management S.A. S.G.F.C.I.	1,791,487	100%	1,791,487	100%
GGAL Holdings S.A.	748,712,987,065	100%	748,712,987,065	100%
GGAL Participaciones S.A.U.	11,513,929	100%	11,513,929	100%
GGAL Seguros S.A. (*)	37,855,000	100%	37,855,000	100%
GGAL Seguros de Retiro S.A.	49,803,430	100%	49,803,430	100%
Nera Uruguay S.A.	30,133	100%	30,133	100%
Nera Paraguay S.A.	1,000	100%	1,000	100%
IGAM LLC	100	100%	100	100%
INVIU S.A.U.	809,611,333	100%	809,611,333	100%
INVIU Capital Markets Limited	1	100%	1	100%
INVIU Manager Investment Ltd.	1	100%	1	100%
INVIU México S.A.P.I. de C.V.	1,500	100%	1,500	100%
INVIU Perú S.A.B. S.A.C.	2,439,992	100%	2,439,992	100%
INVIU Technology Limited	1	100%	1	100%
INVIU Uruguay Agente de Valores S.A.U.	300,000,000	100%	300,000,000	100%
Vestly Asset Management LLC	100	100%	100	100%
Vestly México S.A. de C.V.	1,500	100%	1,500	100%
Naranja Digital Compañía Financiera S.A.U.	26,816,107,017	100%	1,712,567,500	100%
NHI(UK) Limited	19,000,000	100%	19,000,000	100%
N-xers S.A. de C.V.	405,816,000	100%	405,816,000	100%
Sudamericana Holding S.A.	112,052,027	100%	32,717,429	100%
Seguros Galicia S.A.	4,512,697,946	99%	4,512,697,946	99%
Tarjeta Naranja S.A.U.	2,896	100%	2,896	100%
Tarjetas Regionales S.A.	1,756,704,458	100%	1,756,704,458	100%
Well Assistance S.A.U.	100,000	100%	100,000	100%
(*) At the date of issuance of these Financial Statements, the change of name is pending approval by the Argentine Superintendency of Insurance.
Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
Basic information related to the consolidated companies as of March 31, 2025 is detailed below:

Company	Assets	Liabilities	Shareholders´ Equity	Net Income (Loss)(*)
Banco de Galicia y Buenos Aires S.A.U.	23,834,785,448	19,096,342,565	4,738,442,883	(35,358,219)
Banco GGAL S.A.	5,337,353,118	3,757,025,787	1,580,327,331	(28,028,046)
Galicia Asset Management S.A.U.	122,705,566	86,667,908	36,037,658	28,524,765
Galicia Broker Asesores de Seguros S.A.	4,440,666	1,635,795	2,804,871	747,247
Galicia Capital US LLC	2,986,549	1,135,487	1,851,062	(565,249)
Galicia Holdings US Inc.	4,886,816	—	4,886,816	(714,885)
Galicia Investments LLC	40,172	—	40,172	(1,264)
Galicia Retiro Compañía de Seguros S.A.U.	6,388,355	5,621,224	767,131	232,384
Galicia Securities S.A.U.	170,322,731	119,025,388	51,297,343	10,624,349
Galicia Seguros S.A.U.	57,752,081	25,756,407	31,995,674	4,052,889
Galicia Ventures LP	4,017,246	—	4,017,246	(126,392)
Galicia Warrants S.A.	12,733,313	4,530,068	8,203,245	14,629
GGAL Asset Management S.A. S.G.F.C.I.	25,461,207	4,822,323	20,638,884	1,262,947
GGAL Holdings S.A.	1,736,075,524	2,848,528	1,733,226,996	(34,399,294)
GGAL Participaciones S.A.U.	7,836,060	1,797,295	6,038,765	34,889
GGAL Seguros S.A. (**)	228,609,374	174,350,200	54,259,174	(2,739,184)
GGAL Seguros de Retiro S.A.	359,840,640	325,452,388	34,388,252	(3,145,518)
Nera Uruguay S.A.	2,176	23,391	(21,215)	1,110
Nera Paraguay S.A.	147,058	—	147,058	(6,450)
IGAM LLC	24,638,230	3,042	24,635,188	2,278,433
INVIU S.A.U.	176,485,632	164,302,632	12,183,000	2,157,471
INVIU Capital Markets Limited	4,671,412	2,596,195	2,075,217	85,266
INVIU Management Investment Ltd.	372,208	197,547	174,661	(190,294)
INVIU México S.A.P.I. de C.V.	82	—	82	3
INVIU Perú S.A.B. S.A.C.	710,045	418,826	291,219	(449,958)
INVIU Technology Limited	453,085	279,509	173,576	72,558
INVIU Uruguay Agente de Valores S.A.U.	3,727,300	1,620,708	2,106,592	448,624
Vestly Asset Management LLC	2,207,258	2,176,406	30,852	30,749
Vestly México S.A. de C.V.	79	—	79	3
Naranja Digital Compañía Financiera S.A.U.	1,764,166,829	1,630,712,231	133,454,598	15,768,026
NHI(UK) Limited	29,393,095	9,021,064	20,372,031	(935,402)
N-xers S.A. de C.V.	21,452,685	7,900	21,444,785	(983,615)
Sudamericana Holding S.A.	57,810,805	71,030	57,739,775	12,627,325
Seguros Galicia S.A.	246,746,698	225,243,791	21,502,907	7,360,859
Tarjeta Naranja S.A.U.	3,763,012,764	3,002,679,957	760,332,807	36,676,858
Tarjetas Regionales S.A.	915,798,773	9,032,738	906,766,035	51,469,558
Well Assistance S.A.U.	485,603	174,430	311,173	256,195
(*) Income attributable to the shareholders of the parent.
(**) At the date of issuance of these Financial Statements, the change of name is pending approval by the Argentine Superintendency of Insurance.
Summary of Investments in Associates

Company	Interest %	Location	03.31.25	12.31.24
Play Digital S.A.	19.2650%	City of Buenos Aires	901,187	4,438,050
The changes of said investment are as follows:

Company	12.31.24	Purchases and Contributions	Share profit	03.31.25
Play Digital S.A.	4,438,050	—	(3,536,863)	901,187
Total	4,438,050	—	(3,536,863)	901,187
Basic information related to the associate Play Digital S.A. as of December 31, 2024, stated in closing currency, is detailed below:

Company	Assets	Liabilities	Shareholders´ Equity	Income
Play Digital S.A.	43,691,227	38,962,383	4,728,844	(23,538,395)

Summary of Joint Ventures

Company	Controlling interest %	Interest %	Location	03.31.25	12.31.24
Agri Tech Investments L.L.C.	50.00%	100.00%	U.S.A.	1,022,109	—
The changes of said investment are as follows:

Company	12.31.24	Additions (*)	Share profit	03.31.25
Agri Tech Investments L.L.C.	—	1,501,355	(479,246)	1,022,109
Total	—	1,501,355	(479,246)	1,022,109
(*) During the period, as a result of the aforementioned agreement, control was lost in Agri Tech Investments LLC. It was not treated as a discontinued operation because it was not material.
Basic information related to the associate as of March 31, 2025, stated in closing currency, is detailed below:

Company	Assets	Liabilities	Shareholders´ Equity	Income
Agri Tech Investments L.L.C.	1,169,167	147,058	1,022,109	(479,246)